Additional Information - Condensed Financial Statements of the Parent Company - Summary of Condensed Statements of Operations And Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Operation expenses:
General and administrative expenses	¥ (45,714)	$ (6,566)	¥ (26,702)	¥ (22,645)
Other expenses:
Equity in loss of subsidiaries, VIEs and subsidiaries of VIEs			(458)
Others, net	(2,050)	(294)	(675)	(205)
Net loss	(132,957)	(19,097)	(9,342)	(153,665)
Accretions to preferred shares redemption value	(940,186)	(135,049)	(216,185)	(291,275)
Net loss attributable to ordinary shareholders	(1,073,143)	(154,146)	(225,527)	(444,940)
Net loss	(132,957)	(19,097)	(9,342)	(153,665)
Other comprehensive (losses)/income:
Total comprehensive loss	(132,286)	(19,001)	(6,693)	(154,541)
Accretions to preferred shares redemption value	(940,186)	$ (135,049)	(216,185)	(291,275)
Parent Company [Member]
Operation expenses:
General and administrative expenses	(1,883)		(1,036)	(2,332)
Total operating expenses	(1,883)		(1,036)	(2,332)
Other expenses:
Equity in loss of subsidiaries, VIEs and subsidiaries of VIEs	(131,325)		(8,183)	(151,264)
Others, net	251		(123)	(69)
Net loss	(132,957)		(9,342)	(153,665)
Accretions to preferred shares redemption value	(940,186)		(216,185)	(291,275)
Net loss attributable to ordinary shareholders	(1,073,143)		(225,527)	(444,940)
Net loss	(132,957)		(9,342)	(153,665)
Other comprehensive (losses)/income:
Foreign currency translation adjustments	671		2,649	(876)
Total comprehensive loss	(132,286)		(6,693)	(154,541)
Accretions to preferred shares redemption value	(940,186)		(216,185)	(291,275)
Total comprehensive loss to ordinary shareholders	¥ (1,072,472)		¥ (222,878)	¥ (445,816)